UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			08-13-10
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $10,715,610
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM                         026874784  1129253  32789000    SH    Sole              30829500           1959500
AMERICREDIT CORP COM                            03060R101   452079  24811195    SH    Sole              23632897           1178298
BANK OF AMERICA CORPORATION CO                  060505104   777309  54092500    SH    Sole              51208100           2884400
BERKSHIRE HATHAWAY INC DEL CL                   084670108   475920      3966    SH    Sole                  3959                 7
BERKSHIRE HATHAWAY INC DEL CL                   084670702   399761   5015900    SH    Sole               4301050            714850
BP PLC SPONSORED ADR                            055622104   272509   9435900    SH    Sole               9177400            258500
CIT GROUP INC.                                  125581801   414430  12239529    SH    Sole              10797929           1441600
CITIGROUP INC COM                               172967101   892335 237323200    SH    Sole             215534000          21789200
COMCAST CORP CL A                               20030N101     2415    139018    SH    Sole                     0            139018
COMCAST CORP SPECIAL CL A                       20030N200   267712  16294100    SH    Sole              15968100            326000
DAILY JOURNAL CORP COM                          233912104      753     11050    SH    Sole                     0             11050
GOLDMAN SACHS GROUP, INC.                       38141G104   786386   5990601    SH    Sole               5600000            390601
HERTZ GLOBAL HOLDINGS INC COM                   42805T105   273645  28926400    SH    Sole              28926400                 0
HUMANA INC COM                                  444859102   598546  13105900    SH    Sole              12172200            933700
LEUCADIA NATL CORP COM                          527288104   384591  19711641    SH    Sole              15132549           4579092
MBIA INC COM                                    55262c100   127550  22736200    SH    Sole              21435100           1301100
MORGAN STANLEY COM                              617446448   377344  16257800    SH    Sole              15130800           1127000
REGIONS FINANCIAL CORP                          7591EP100   473182  71912214    SH    Sole              67635604           4276610
RSC HOLDINGS, INC.                              74972L102    91554  14838500    SH    Sole              12224800           2613700
SEARS HLDGS CORP COM                            812350106   907510  14037171    SH    Sole              13367071            670100
SPIRIT AEROSYSTEMS HLDGS INC C                  848574109   432676  22700398    SH    Sole              21359164           1341234
ST JOE CO COM                                   790148100   620669  26799155    SH    Sole              24582502           2216653
TAL INTL GROUP INC COM                          874083108    39889   1868653    SH    Sole               1868653                 0
WELLCARE HEALTH PLANS INC COM                   94946T106   176717   7443078    SH    Sole               5311011           2132067
WINTHROP REALTY TRUST                           976391300    53876   4203847    SH    Sole               3078340           1125507
AIG PFD 8.5%                                    026874115   286999  29895726    SH    Sole              28128826           1766900